Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 17, 2022
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 17, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2022
Prospectus Date	rr_ProspectusDate	Mar. 21, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco SP 500 Equal Weight Energy ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYE